Income Tax (Benefit) Expense (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 28, 2012	Jul. 30, 2011	Jul. 28, 2012	Jul. 30, 2011	Jan. 28, 2012	Jan. 29, 2011	Jan. 30, 2010
Current:
U.S. Federal					$ 0	$ (95)	$ 22
Foreign					42	56	26
State					0	(14)	7
Total current income tax (benefit) expense					42	(53)	55
Deferred:
U.S. Federal					5	48	(46)
Foreign					(48)	(38)	44
State					0	8	(13)
Total deferred income tax (benefit) expense			10	19	(43)	18	(15)
Total Income tax (benefit) expense	$ (20)	$ (28)	$ (58)	$ (94)	$ (1)	$ (35)	$ 40